Other Income and Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Compensation payable	¥ 76,000	¥ 425,000	¥ 1,622,000
Loss on disposal of non-current assets	691,000	809,000	1,112,000
Research and development expense	¥ 6,299,000	¥ 18,661,000	¥ 27,811,000